Noncontrolling Interest (Tables)	12 Months Ended
Dec. 31, 2021
Noncontrolling Interest [Abstract]
Schedule of earning per share basic and diluted
As of December 31, 2021, the Group’s noncontrolling interest mainly included equity interest in DouYu Japan. The following schedule shows the effects of changes in the ownership interest of the Company in its subsidiaries on equity attributed to DouYu for the years ended December 31, 2019, 2020 and 2021.
Below are the changes in the Group’s ownership in its subsidiaries on the Group’s equity.

	Years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB

Net income (loss) attributable to DouYu’s ordinary shareholders	39,753,232	485,498,597	(581,883,146)
Transfers to noncontrolling interest
Decrease in DouYu’s additional paid-in capital for acquisition of noncontrolling interest in Shuangsi (1)	—	(2,271,492)	—
Decrease in DouYu’s additional paid-in capital due to capital contribution from noncontrolling interest shareholder in DouYu Japan (2)	—	(7,700,837)	—
Increase in DouYu’s additional paid-in capital due to repurchase of noncontrolling interest in Gogo Glocal (Note 14)	—	11,171,730	—
Decrease in DouYu’s additional paid-in capital due to vest of Gogo Glocal’s noncontrolling interest restricted shares (Note 14)	(22,209,344)	—	—
Decrease in DouYu’s additional paid-in capital for acquisition of shares of Gogo Glocal’s noncontrolling interest	(11,107,350)	—	—

Net transfers to noncontrolling interest	(33,316,694)	1,199,401	—

Change from net income attribute to DouYu and transfers to noncontrolling interest	6,436,538	486,697,998	(581,883,146)

(1)
In March 2020, the Group purchased 15% equity of Chengdu Shuangsi with cash consideration of RMB4,500,000. The difference between the fair value of the consideration paid and the carrying amount of the noncontrolling interest acquired was recognized in additional paid-in
capital.

(2)
In April, June and November, 2020, the Group and noncontrolling interest shareholder purchased the newly issued common shares of DouYu Japan with consideration of JPY4,189,200,000 (equivalent of RMB272,248,433 ) and JPY1,610,800,000 (equivalent of RMB105,129,847 ), respectively. As a result of these transactions, the noncontrolling interest shareholder’s ownership interest increased from 14.9% to 28.9% while the Group retains its controlling financial interest in DouYu Japan. The difference between the consideration received and the amount of the noncontrolling interest was adjusted was recognized in additional paid-in
capital.